Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (5,019,067)	$ (10,127,367)	$ (22,473,192)	$ (17,840,147)
Adjustments to reconcile net loss to net cash:
Amortization (Note 7)	57,013	250,966	93,543	130,117
Amortization of intangible assets (Note 10)	1,870,045	1,896,787	2,937,423	2,009,714
Impairment of goodwill and other intangibles			8,919,002	(11,603)
Shares issued for services				206,614
Finance expense		60,280	60,770	225,197
Loss on sale of equipment	51,770
Accrued interest	2,582	17,456
Effect of foreign exchange	(3,198)	3,180	70,157	516,880
Change in fair value of warrant liability		(361,055)	(361,055)	361,055
Share-based compensation	(1,154,308)	1,255,588	1,567,583	2,145,928
Proceeds from office security deposit	100,000
Receivables	31,463	37,560	62,868	378,975
Prepaids and other assets	(972)	85,496	154,700	(183,391)
Deferred revenue	(35,798)	(85,969)	(124,231)	70,333
Accounts payable and accrued liabilities	(258,451)	(103,796)	(61,112)	(902,889)
Cash flows from operating activities	(4,358,921)	(7,070,874)	(9,153,544)	(12,893,217)
FINANCING ACTIVITIES
Repayment of notes payable – related party	(821,292)	(64,550)	(63,819)	(462,229)
Proceeds from warrant exercises	4,446,200			5,446,769
Proceeds from share issuances	2,250,000	10,032,360	13,251,733	11,040,000
Proceeds from option exercises				392,299
Payments for lease liabilities	(131,142)	(194,397)	(260,185)	(282,087)
Payments of share issuance costs	(380,788)	(1,214,201)	(1,736,662)	(1,334,814)
Cash flows from financing activities	5,362,978	8,559,212	11,191,067	14,799,938
INVESTING ACTIVITIES
Acquisition of a business				(85,101)
Purchase of equipment		(40,211)	(40,211)	(74,478)
Proceeds from sale of equipment	4,899
Development of intangible assets	(19,005)	(2,096,982)	(2,496,621)	(2,352,248)
Cash flows from investing activities	(14,106)	(2,137,193)	(2,536,832)	(2,511,827)
Change in cash during the year	989,951	(648,855)	(499,309)	(605,106)
Cash – Beginning of year	1,178,847	1,678,156	1,678,156	2,283,262
Cash – End of year	$ 2,168,798	$ 1,029,301	$ 1,178,847	$ 1,678,156